Schedule of Investments
February 28, 2021 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 72.18%

Biological products (No Diagnostic Substances) - 1.79%
Biogen, Inc. (2)	150	40,932

Computer & Office Equipment - 1.39%
HP, Inc.	1,100	31,867

Computer Communications Equipment - 1.96%
Cisco Systems, Inc.	1,000	44,870

Computer Storage Devices - 2.41%
NetApp, Inc.	880	55,088

Electrical Industrial Apparatus - 1.19%
GrafTech International Ltd.	2,300	27,209

Electronic Computers - 1.70%
Apple, Inc.	320	38,803

Optical instruments & Lenses - 1.23%
KLA Corp.	90	28,011

Printed Circuit Boards - 2.04%
TTM Technologies, Inc. (2)	3,300	46,596

Retail-Catalog & Mail-Order Houses - 0.81%
Amazon.com, Inc. (2)	6	18,558

Search, Detection, Navigation, Guidance, Aeronautical Sys - 3.44%
Northrop Grumman Corp.	270	78,748

Semiconductors & Related Devices - 5.54%
Intel Corp.	900	54,702
MagnaChip Semiconductor Corp. (2)	1,800	33,642
Photronics, Inc.	3,210	38,231

		126,575

Services-Business Services, Nec - 5.07%
Accenture PLC	230	57,707
FLEETCOR Technologies, Inc. (2)	210	58,235

		115,942

Services-Computer Integrated Systems Design - 3.77%
Leidos Holdings, Inc.	370	32,726
Open Text Corp.	1,200	53,484

		86,210

Services-Computer Processing & Data Preparation - 3.24%
CSG Systems International, Inc.	1,100	50,765
Perspecta, Inc.	800	23,360

		74,125

Services - Computer Programming Services - 2.65%
Amdocs Ltd.	800	60,648

Services-Computer Programming, Data Processing, Etc. - 10.47%
Alphabet, Inc. Class A (2)	70	141,534
Facebook, Inc. Class A (2)	380	97,895

		239,429

Services-Management Consulting Services - 7.09%
Booz Allen Hamilton Holding Corp.	740	57,084
CGI, Inc. (2)	800	59,704
The Hackett Group, Inc.	2,900	45,298

		162,086

Services - Prepackaged Software - 8.43%
Check Point Software Technologies Ltd. (2)	880	97,011
Microsoft Corp.	190	44,152
Oracle Corp.	800	51,608

		192,771

Ship & Boat Building & Repairing - 2.31%
Huntington Ingalls Industries, Inc.	300	52,773

Wholesale-Electronic Parts & Equipment, Nec - 5.64%
Arrow Electronics, Inc. (2)	500	50,130
Avnet, Inc.	1,100	41,877
Ituran Location and Control Ltd. (2)	1,700	36,856

		128,863

Total Common Stock	(Cost $ 1,610,739)	1,650,104

Money Market Fund - 28.69%

First American Government Obligations Fund Class X, 0.06% (3)	655,882	655,882

Total Money Market Fund	(Cost $ 655,882)	655,882

Total Investments - 100.87%	(Cost $ 2,276,621)	2,305,986

Liabilities in Excess of Other Assets - (0.87%)		(19,875)

Total Net Assets - 100.00%		2,286,111

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$2,305,986	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,305,986	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 28, 2021.